OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2016
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUALS
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2016	2015

Employees’ salaries and payroll accruals	$1,237	$888
Accrued vacation	120	122
Accrued expenses	646	517

	$2,003	$1,527